Shareholder's Equity (Details 2) R$ / shares in Units, R$ in Thousands		1 Months Ended		12 Months Ended
	Jul. 31, 2020 shares	Nov. 30, 2020 shares	Jul. 31, 2020 shares	Dec. 31, 2020 BRL (R$) shares item R$ / shares	Dec. 31, 2020 BRL (R$) $ / shares
Share-based compensation
Opening Balance of share units
Share units to be issued and delivered				(411,404)
Closing Balance of share units				932,603
Amount of compensation based on share units | R$				R$ 63,331
Cogna Group
Share-based compensation
Opening Balance of share units				29,736
Closing Balance of share units
July Plan
Share-based compensation
Share units granted			1,233,321	821,918
Unit price for share units granted | (per share)				R$ 5.14	$ 19.00
Amount of compensation based on share units | R$				R$ 9,595
Labor liability | R$				R$ 3,348	$ 3,348
Expected volatility				30.00%
November Plan
Share-based compensation
Share units granted		80,950		80,950
Unit price for share units granted | (per share)				R$ 5.37	$ 12.58
Amount of compensation based on share units | R$				R$ 243
Labor liability | R$				R$ 161	$ 161
Vesting period under the plan				60 months
Expected volatility				30.00%
Bonus Vasta Plan to Vasta (a)
Share-based compensation
Opening Balance of share units
Share units to be issued and delivered				(142,323)
Closing Balance of share units
Unit price for share units granted | R$ / shares				R$ 1,900
Unit price for share units exchanged | R$ / shares				R$ 5.14
Amount of compensation based on share units | R$				R$ 29,124
Labor liability | R$				R$ 10,408	$ 10,408
Bonus Vasta Plan to Vasta (a) | Cogna Group
Share-based compensation
Opening Balance of share units
Closing Balance of share units
Bonus Vasta Plan to Vasta (a) | July Plan
Share-based compensation
Share units granted			142,323
Bonus Vasta Plan to Vasta (a) | November Plan
Share-based compensation
Share units granted
Bonus Vasta Plan to Cogna (a)
Share-based compensation
Opening Balance of share units
Share units to be issued and delivered				(269,080)
Closing Balance of share units
Percentage of the Cogna Group’s total share capital under the plan				3.00%
Number of tranches approved by the Company’s Board of Directors to grant | item				5
Vesting period under the plan				5 years
Expected volatility				30.00%
Bonus Vasta Plan to Cogna (a) | Cogna Group
Share-based compensation
Opening Balance of share units
Closing Balance of share units
Bonus Vasta Plan to Cogna (a) | July Plan
Share-based compensation
Share units granted			269,080
Bonus Vasta Plan to Cogna (a) | November Plan
Share-based compensation
Share units granted
Long term investment – Vasta to Vasta and Cogna, Employees Shares transferred from Cogna to the Company
Share-based compensation
Opening Balance of share units
Share units to be issued and delivered
Closing Balance of share units				932,604
Number of not vested shares cancelled (in shares)	330,322
Long term investment – Vasta to Vasta and Cogna, Employees Shares transferred from Cogna to the Company | Cogna Group
Share-based compensation
Opening Balance of share units				29,736
Closing Balance of share units
Long term investment – Vasta to Vasta and Cogna, Employees Shares transferred from Cogna to the Company | July Plan
Share-based compensation
Share units granted			821,918
Long term investment – Vasta to Vasta and Cogna, Employees Shares transferred from Cogna to the Company | November Plan
Share-based compensation
Share units granted		80,950